As filed with the Securities and Exchange Commission on February 7, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94104

(Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 99.3%
		Core Funds:
693,840		Brown Advisory Sustainable Growth Fund - Institutional Class ^	$19,559,349
345,271		Calvert Equity Fund - Class I	22,273,469
218,748		Fidelity Advisor Growth Opportunities Fund - Class I	21,113,520
541,000		Invesco Dynamic Large Cap Value ETF	22,370,350
378,400		Invesco S&P 500 Low Volatility ETF	22,075,856
92,000		iShares Edge MSCI Min Vol EAFE ETF	6,857,680
955,367		Janus Henderson Contrarian Fund - Class I	20,397,089
703,775		Lazard Global Listed Infrastructure Portfolio - Institutional Class	11,105,566
764,028		Polen Growth Fund - Institutional Class	26,656,925
241,209		Touchstone Mid Cap Growth Fund - Institutional Class	8,162,525
228,975		Transamerica U.S. Growth - Class I	5,204,602
446,000		VanEck Vectors Morningstar Wide Moat ETF	24,431,880
64,100		Vanguard Dividend Appreciation ETF	7,990,706
		Total Core Funds 99.3%	218,199,517
		Total Investment Companies
		(Cost $203,680,930)	218,199,517
		Short-Term Investments: 0.9%
1,952,981		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.49% #	1,952,981
		Total Short-Term Investments
		(Cost $1,952,981)	1,952,981
		Total Investments: 100.2%
		(Cost $205,633,911)	220,152,498
		Liabilities in Excess of Other Assets: (0.2)%	(385,491)
		Net Assets: 100.0%	$219,767,007

	#	Annualized seven-day yield as of December 31, 2019.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $121,443 (representing 0.1% of net assets).

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 100.2%
		Aggressive Funds:
33,000		Fidelity Emerging Markets Fund	$1,153,691
91,000		Invesco High Yield Equity Dividend Archievers ETF	1,728,090
14,900		Invesco QQQ Trust Series 1	3,167,889
52,600		Invesco S&P 500 Quality ETF	1,923,582
21,700		iShares MSCI EAFE Growth ETF	1,876,399
14,600		iShares MSCI Eurozone ETF	612,032
65,534		MFS Massachusetts Investors Growth Stock Fund - Class I	2,228,806
57,804		Miller Opportunity Trust - Institutional Class *	1,819,653
46,000		SPDR EURO STOXX 50 ETF	1,876,340
31,787		T. Rowe Price New America Growth Fund - Class I	1,740,341
		Total Aggressive Funds 50.0%	18,126,823
		Sector Funds:
181,587		Fidelity Select Semiconductors Portfolio	2,273,468
27,500		iShares Silver Trust *	458,700
83,000		iShares U.S. Home Construction ETF	3,686,860
19,200		iShares U.S. Real Estate ETF	1,787,136
39,800		SPDR S&P Homebuilders ETF	1,811,298
24,000		Technology Select Sector SPDR Fund	2,200,080
75,000		VanEck Vectors Gold Miners ETF	2,196,000
14,100		VanEck Vectors Semiconductor ETF	1,993,881
7,400		Vanguard Information Technology ETF	1,811,890
		Total Sector Funds 50.2%	18,219,313
		Total Investment Companies
		(Cost $34,069,916)	36,346,136
		Short-Term Investments: 0.4%
154,639		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.49% #	154,639
		Total Short-Term Investments
		(Cost $154,639)	154,639
		Total Investments: 100.6%
		(Cost $34,224,555)	36,500,775
		Liabilities in Excess of Other Assets: (0.6)%	(206,925)
		Net Assets: 100.0%	$36,293,850

	*	Non-income producing.
	#	Annualized seven-day yield as of December 31, 2019.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 99.3%
		Bond Funds:
336,967		Fidelity Capital & Income Fund	$3,453,915
19,600		iShares Core U.S. Aggregate Bond ETF	2,202,452
52,900		iShares iBoxx $ Investment Grade Corporate Bond ETF	6,769,084
19,800		PIMCO Active Bond ETF	2,134,638
18,500		SPDR Bloomberg Barclays High Yield Bond ETF	2,026,490
22,800		Vanguard Total Bond Market ETF	1,912,008
		Total Bond Funds 18.9%	18,498,587
		Core Funds:
47,499		Calvert Equity Fund - Class I	3,064,155
30,140		Fidelity Advisor Growth Opportunities Fund - Class I	2,909,074
133,300		Invesco S&P 500 Low Volatility ETF	7,776,722
41,700		iShares Edge MSCI Min Vol USA ETF	2,735,520
124,696		Janus Henderson Contrarian Fund - Class I	2,662,266
91,494		Polen Growth Fund - Institutional Class	3,192,213
28,645		Touchstone Mid Cap Growth Fund - Institutional Class	969,350
122,493		Transamerica U.S. Growth - Class I	2,784,269
52,800		VanEck Vectors Morningstar Wide Moat ETF	2,892,384
		Total Core Funds 29.7%	28,985,953
		Total Return Funds:
143,513		Calvert Balanced Fund - Class I	5,129,162
151,439		Fidelity Advisory Balanced Fund - Class I	3,454,317
628,616		Fidelity Real Estate Income Fund	7,857,702
238,244		George Putnam Balanced Fund - Class Y	4,965,000
140,164		Janus Henderson Balanced Fund - Class I	5,166,436
252,101		MFS Diversified Income Fund - Class I	3,342,857
199,718		Pax Sustainable Allocation Fund - Institutional Class	4,745,310
347,796		T. Rowe Price Capital Appreciation Fund - Class I	10,865,135
60,239		Vanguard Wellesley Income Fund - Admiral Class	3,986,643
		Total Total Return Funds 50.7%	49,512,562
		Total Investment Companies
		(Cost $92,730,762)	96,997,102
		Short-Term Investments: 0.8%
759,183		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.49%#	759,183
		Total Short-Term Investments
		(Cost $759,183)	759,183
		Total Investments: 100.1%
		(Cost $93,489,945)	97,756,285
		Liabilities in Excess of Other Assets: (0.1)%	(85,749)
		Net Assets: 100.0%	$97,670,536

	#	Annualized seven-day yield as of December 31, 2019.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 99.7%
		High Yield Bond Funds:
975,124		Fidelity Capital & Income Fund	$9,995,025
45,000		SPDR Bloomberg Barclays High Yield Bond ETF	4,929,300
		Total High Yield Bond Funds 15.3%	14,924,325
		Intermediate Term Bond Funds:
42,400		iShares 7-10 Year Treasury Bond ETF	4,673,328
89,100		iShares Core U.S. Aggregate Bond ETF	10,012,167
231,600		iShares iBoxx $ Investment Grade Corporate Bond ETF	29,635,536
77,400		Vanguard Total Bond Market ETF	6,490,764
		Total Intermediate Term Bond Funds 51.9%	50,811,795
		Strategic Bond Funds:
88,100		PIMCO Active Bond ETF	9,498,061
		Total Strategic Bond Funds 9.7%	9,498,061
		Total Return Funds:
214,030		Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	3,058,483
764,803		Fidelity Real Estate Income Fund	9,560,033
146,371		Vanguard Wellesley Income Fund - Admiral Class	9,686,859
		Total Total Return Funds 22.8%	22,305,375
		Total Investment Companies
		(Cost $95,397,984)	97,539,556
		Short-Term Investments: 0.4%
390,030		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.49% #	390,030
		Total Short-Term Investments
		(Cost $390,030)	390,030
		Total Investments: 100.1%
		(Cost $95,788,014)	97,929,586
		Liabilities in Excess of Other Assets: (0.1)%	(111,432)
		Net Assets: 100.0%	$97,818,154

	#	Annualized seven-day yield as of December 31, 2019.

FUNDX SUSTAINABLE IMPACT FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 99.6%
		Aggressive Funds:
11,600		Invesco QQQ Trust Series 1	$2,466,276
		Total Aggressive Funds 12.4%	2,466,276
		Core Funds:
19,433		AB Large Cap Growth Fund, Inc. - Advisor Class	1,228,377
25,635		Brown Advisory Sustainable Growth Fund - Institutional Class	722,655
37,352		Calvert Equity Fund - Class I	2,409,588
74,769		Calvert International Equity Fund - Class I	1,591,076
2,577		Fidelity Growth Strategies Fund	128,918
16,904		Hennessy Focus Fund - Institutional Class	1,386,646
30,200		Invesco BuyBack Achievers ETF	2,083,196
56,100		Invesco Dynamic Large Cap Value ETF	2,319,735
61,565		Janus Henderson Contrarian Fund - Class I	1,314,406
47,675		Polen Growth Fund - Institutional Class	1,663,389
43,742		Touchstone Mid Cap Growth Fund - Institutional Class	1,480,238
		Total Core Funds 82.2%	16,328,224
		Sector Funds:
34,408		Fidelity Select Health Care Portfolio	984,064
		Total Sector Funds 5.0%	984,064
		Total Investment Companies
		(Cost $18,334,333)	19,778,564
		Short-Term Investments: 0.6%
112,109		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.49%#	112,109
		Total Short-Term Investments
		(Cost $112,109)	112,109
		Total Investments: 100.2%
		(Cost $18,446,442)	19,890,673
		Liabilities in Excess of Other Assets: (0.2)%	(32,397)
		Net Assets: 100.0%	$19,858,276

	#	Annualized seven-day yield as of December 31, 2019.

Summary of Fair Value Disclosure
December 31, 2019 (Unaudited)

Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2019 the Funds did not hold fair valued securities.

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2019:

FundX Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$218,199,517	$-	$-	$218,199,517
Short-Term Investments	1,952,981	-	-	1,952,981
Total Investments in Securities	$220,152,498	$-	$-	$220,152,498

FundX Aggressive Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$36,346,136	$-	$-	$36,346,136
Short-Term Investments	154,639	-	-	154,639
Total Investments in Securities	$36,500,775	$-	$-	$36,500,775

FundX Conservative Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$96,997,102	$-	$-	$96,997,102
Short-Term Investments	759,183	-	-	759,183
Total Investments in Securities	$97,756,285	$-	$-	$97,756,285

FundX Flexible Income Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$97,539,556	$-	$-	$97,539,556
Short-Term Investments	390,030	-	-	390,030
Total Investments in Securities	$97,929,586	$-	$-	$97,929,586

FundX Sustainable Impact Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$19,778,564	$-	$-	$19,778,564
Short-Term Investments	112,109	-	-	112,109
Total Investments in Securities	$19,890,673	$-	$-	$19,890,673

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment Trust

By  /s/ Jeff Smith
Jeff Smith, President
(Principal Executive Officer)

Date  February 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Jeff Smith
Jeff Smith, President
(Principal Executive Officer)

Date   February 6, 2020

By  /s/ Sean McKeon
Sean McKeon, Treasurer
(Principal Financial Officer)

Date   February 6, 2020